Note 8 - Accrued Interest Receivable and Other Assets - Components of Accrued Interest Receivable and Other Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Restricted stock	$ 5,777,000	$ 4,399,000
Deferred tax asset, net	9,454,000	1,693,000
Other	6,676,000	3,201,000
Total	28,528,000	14,297,000
Accrued Interest Receivable and Other Assets [Member]
Operating right-of-use assets	717,000	872,000
Investment Securities [Member]
Accrued interest	1,571,000	1,312,000
Loans [Member]
Accrued interest	$ 4,333,000	$ 2,820,000